Long-Term Debt and Financial Liabilities, net (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

	Borrowers / Lenders	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited. / First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	34,622	(145)	(333)	279	34,423
(b)	Calypso Shipholding S.A. / Marguerite Maritime S.A.	20,640	(222)	—	113	20,531
	Total Long-term debt at June 30, 2026	55,262	(367)	(333)	392	54,954
	Less: Current Portion	(6,165)	206	300	(392)	(6,051)
	Long-Term Portion	49,097	(161)	(33)	—	48,903

	Total Long-term debt at December 31, 2025	58,345	(471)	(482)	440	57,832
	Less: Current Portion	(6,165)	208	300	(440)	(6,097)
	Long-Term Portion	52,180	(263)	(182)	—	51,735

(c)	Daxos Maritime Limited / SK Shipholding S.A.	25,903	(271)	—	—	25,632

(d)	Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	23,702	(242)	—	—	23,460

(e)	Olympia Shipholding S.A. / SK Shipholding S.A.	1,400	—	—	—	1,400

	Total Financial liabilities at June 30, 2026	51,005	(513)	—	—	50,492
	Less: Current Portion	(1,973)	57	—	—	(1,916)
	Long-Term Portion	49,032	(456)	—	—	48,576

	Total Financial liabilities at December 31, 2025	51,954	(541)	—	—	51,413
	Less: Current Portion	(1,942)	57	—	—	(1,885)
	Long-Term Portion	50,012	(484)	—	—	49,528

Long-Term Debt, net - Annual loan principal payments

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A. / Daxos Maritime Limited	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	SK Shipholding S.A. / Olympia Shipholding S.A.	Total
2027	4,984	1,180	1,095	821	57	8,137
2028	29,638	1,180	1,162	885	62	32,927
2029	—	18,280	1,168	931	62	20,441
2030	—	—	1,201	995	62	2,258
2031 and thereafter	—	—	21,277	20,070	1,157	42,504
Total	34,622	20,640	25,903	23,702	1,400	106,267